Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Bank borrowings
- Current	RM 117,300	$ 26,239	RM 77,277
- Non-current	98,059	21,936	245,322
Total bank borrowings	215,359	48,175	322,599
Other borrowings – current	600,000	134,216	600,000
Total borrowings	815,359	182,391	922,599
The Company borrowings is presented as :
Current	717,300	160,455	677,277
Non-current	98,059	21,936	245,322
Total bank and other borrowings	RM 815,359	$ 182,391	RM 922,599